Long-Term Debt - Additional Information - NOK Bonds (Detail) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2016 NOK installment	Jun. 30, 2017 USD ($)	Jun. 30, 2017 NOK	Dec. 31, 2016 USD ($)	May 31, 2015 NOK
Debt Instrument [Line Items]
Remaining balance | $		$ 6,648,441		$ 6,730,132
Nibor Loan | Teekay Offshore and Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October 2021
Debt Instrument [Line Items]
Unsecured senior bonds			NOK 5,300,000,000
Debt instrument, carrying amount | $		637,400
Debt instrument transfer of principal amount | $		$ 807,200
Senior unsecured bonds issued					NOK 5,320,000,000
Nibor Loan | Teekay Offshore and Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October 2021 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate		3.70%
Fixed interest rates based on cross currency swaps		5.92%	5.92%
Nibor Loan | Teekay Offshore and Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October 2021 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate		6.00%
Fixed interest rates based on cross currency swaps		8.84%	8.84%
Nibor Loan | Teekay Offshore
Debt Instrument [Line Items]
Number of interim installments | installment	1
Nibor Loan | Teekay Offshore | Norwegian Kroner Bond Amendment
Debt Instrument [Line Items]
Repayment percentage	103.00%
Nibor Loan | Teekay Offshore | Norwegian Kroner Bond Due In November 2018
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 600,000,000
Nibor Loan | Teekay Offshore | Norwegian Kroner Bond Due In November 2018 | Norwegian Kroner Bond Amendment
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 240,000,000
Nibor Loan | Teekay Offshore | Norwegian Kroner Bond Due In October 2016 and 2017
Debt Instrument [Line Items]
Number of interim installments | installment	2
Nibor Loan | Teekay Offshore | Norwegian Kroner Bond Due In October 2016 and 2017 | Norwegian Kroner Bond Amendment
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 180,000,000
Nibor Loan | Teekay Offshore | Norwegian Kroner Bond Due In December 2018 | Norwegian Kroner Bond Amendment
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 800,000,000
Repayment percentage	103.00%
Remaining balance	NOK 640,000,000
Nibor Loan | Teekay Offshore | Norwegian Kroner Bond Due In January 2018 | Norwegian Kroner Bond Amendment
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 160,000,000